Roundhill Sports Betting & iGaming ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.7%
Entertainment — 88.5% (e)
888 Holdings PLC (a)(b)	1,936,858	$1,236,924
Aristocrat Leisure, Ltd. (b)	146,824	3,658,087
Bally's Corp. (a)(f)	162,951	3,180,803
Betmakers Technology Group, Ltd. (a)(b)(f)	6,226,373	667,220
Betsson AB (a)(b)	307,933	2,928,015
Caesars Entertainment, Inc. (a)	105,262	5,137,838
Churchill Downs, Inc. (f)	22,689	5,832,207
Codere Online Luxembourg SA (a)(b)(f)	12,602	37,176
DraftKings, Inc. - Class A (a)(f)	541,248	10,478,561
Entain PLC (b)	431,184	6,698,848
Evolution Gaming Group AB (b)(c)	46,892	6,277,560
Flutter Entertainment PLC (a)(b)	50,138	9,069,562
Gaming Realms PLC (a)(b)	184,942	58,997
GAN, Ltd. (a)(b)	374,098	482,586
Genius Sports, Ltd. (a)(b)	934,962	4,656,111
International Game Technology PLC (b)	138,092	3,700,866
Intralot SA-Integrated Information Systems & Gaming Services (a)(b)	182,621	128,965
Kambi Group PLC (a)(b)	108,618	1,943,058
Kindred Group PLC - SDR (b)	606,065	6,776,884
La Francaise des Jeux SAEM (b)(c)	78,793	3,286,359
Light & Wonder, Inc. (a)	54,703	3,284,915
NEOGAMES SA (a)(b)	138,110	2,099,272
OPAP SA (b)	237,335	3,813,636
Penn National Gaming, Inc. (a)(f)	233,050	6,912,263
PointsBet Holdings, Ltd. (a)(b)	3,093,276	2,527,508
Rush Street Interactive, Inc. (a)	759,614	2,362,399
Sportradar Holding AG - Class A (a)(b)(f)	228,876	2,661,828
STS Holding SA (b)	86,288	366,339
Super Group SGHC, Ltd. (a)(b)	245,603	989,780
Tabcorp Holdings, Ltd. (b)	9,885,285	6,587,586
The Lottery Corp., Ltd. (b)	1,007,135	3,453,597
Tokyotokeiba Co., Ltd. (b)	115,300	3,504,309
		114,800,059
Internet — 1.3%
Catena Media PLC (a)(b)(f)	384,887	1,172,898
Gambling.com Group, Ltd. (a)(b)	38,191	378,473
Gaming Innovation Group, Inc. (a)	43,397	103,592
		1,654,963
Lodging — 7.3%
Boyd Gaming Corp.	58,101	3,725,436
MGM Resorts International	128,766	5,719,786
		9,445,222
Software — 2.6%
Better Collective AS (a)(b)	36,251	703,377
Bragg Gaming Group, Inc. (a)(b)(f)	47,432	168,230
Playtech PLC (a)(b)	380,439	2,478,966
		3,350,573
TOTAL COMMON STOCKS (Cost $184,762,558)		129,250,817

Warrants — 0.0% (h)
PointsBet Holdings, Ltd., Expiration: July 2024, Exercise Price: $10.00 (a)(b)(g)	151,840	–
TOTAL WARRANTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 0.3%
Money Market Fund — 0.3%
First American Government Obligations Fund, Class X, 4.64% (d)	359,822	359,822
TOTAL SHORT-TERM INVESTMENTS (Cost $359,822)		359,822

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (d)	20,460,569	20,460,569
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,460,569)		20,460,569

TOTAL INVESTMENTS (Cost $205,582,949) — 115.8%		150,071,208
Other assets and liabilities, net — (15.8)%		(20,421,109)
NET ASSETS — 100.0%		$129,650,099

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of March 31, 2023. The market value of securities out on loan is $15,540,599.
(g)	Value determined based on estimated fair value. The value of these securities total $0, which represents 0.00% of net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	36.1%
	Australia	13.0%
	Malta	7.6%
	Sweden	7.1%
	Isle of Man	7.1%
	Ireland	7.0%
	Guernsey	4.4%
	Greece	3.0%
	United Kingdom	2.9%
	Japan	2.7%
	France	2.5%
	Switzerland	2.1%
	Luxembourg	1.6%
	Gibraltar	1.0%
	Denmark	0.5%
	Bermuda	0.4%
	Jersey	0.3%
	Poland	0.3%
	Canada	0.1%
	Total Country	99.7%
	WARRANTS	0.0%	*
	SHORT-TERM INVESTMENTS	0.3%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	15.8%
	TOTAL INVESTMENTS	115.8%
	Other assets and liabilities, net	-15.8%
	NET ASSETS	100.0%

*	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund held investments during the period with significant unobservable inputs which would be classified as Level 3. The securities classified as Level 3 are deemed immaterial.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$129,250,817	$-	$-		$129,250,817
Warrants	-	-	-	^	-
Money Market Fund	359,822	-	-		359,822
Investments Purchased With Proceeds From Securities Lending**	-	-	-		20,460,569
Total Investments - Assets	$129,610,639	$-	$-		$150,071,208

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

^ The Fund held a Level 3 security at the end of the period valued at $0.